Related Party Transactions (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Sep. 19, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Consulting fees for related party		$ 178,597	$ 120,000
Warrant issued during period for purchase common stock	699,671
Research and development consulting services		320,000
Deferred for payment until next equity financing		320,000	52,500
Deferred payment included in accrued expenses		52,500	52,500
Related party expense		$ 47,500